1933 Act Registration No.33-84186
                           1940 Act File No. 811-8774

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]    Pre-Effective Amendment No.


[X] Post-Effective Amendment No. 14


                                     and/or

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


[X] Amendment No. 15


                                 FAIRPORT FUNDS
               (Exact Name of Registrant as Specified in Charter)

              3636 Euclid Avenue, Suite 3000, Cleveland, Ohio 44115
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 216/431-3000

    Scott D. Roulston, 3636 Euclid Avenue, Suite 3000, Cleveland, Ohio 44115
                     (Name and Address of Agent for Service)

                Copy to: Donald S. Mendelsohn, Thompson Hine LLP,
              312 Walnut Street, Suite 1400, Cincinnati, Ohio 45202


                  Approximate Date of Proposed Public Offering:
                         Immediately, upon effectiveness

It is proposed that this filing will become effective (check appropriate box)


[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b
[ ] 60 days after filing pursuant to paragraph(a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485



If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

REGISTRATION STATEMENT OF FAIRPORT FUNDS ON FORM N-1A


PART A AND PART B

Parts A and B - incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement #33-84186 filed via EDGAR on February 27, 2004.


PART C.  OTHER INFORMATION

Item 23. EXHIBITS

(a)  Articles of Incorporation.

     (i) Declaration of Trust, dated as of September 16, 1994 and amended as of March 1, 1996 - incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement #33-84186 filed via EDGAR on February 29, 1996.

     (ii) Amendment to ARTICLE IV, Section 4.2 of the Declaration of Trust, effective as of March 15, 1999 -- incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement #33-84186 filed via EDGAR on April 16, 1999.

     (iii)Amendment to ARTICLE I, Section 1.1 and ARTICLE IV, Section 4.2 of the Declaration of Trust, effective as of July 1, 1999 -- incorporated herein by reference to Post-Effective Amendment No. 7 to Registration Statement #33-84186 filed via EDGAR on February 28, 2000.

     (iv) Amendment to ARTICLE I, Section 1.1 and ARTICLE IV, Section 4.2 of the Declaration of Trust, effective as of February 14, 2002 - incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement #33-84186 filed via EDGAR on February 11, 2002.

(b) By-Laws. Amended and Restated By-Laws - incorporated herein by reference to Post- Effective Amendment No. 12 to Registration Statement #33-84186 filed via EDGAR on February 27, 2003.

(c) Instruments Defining Rights of Security Holders None, other than in the Declaration of Trust, as amended, and Amended and Restated By-Laws of the Registrant.

(d) Investment Advisory Contracts. Investment Advisory Agreement dated October 25, 2001, between Registrant and Roulston & Company Inc. -- incorporated herein by reference to Post-Effective Amendment No. 10 to Registration Statement #33-84186 filed via EDGAR on December 14, 2001.

(e)  Underwriting Contracts.

     (i) Distribution Agreement dated October 25, 2001, between Registrant and Roulston Research Corp. - incorporated herein by reference to Post-Effective Amendment No. 10 to Registration Statement #33-84186 filed via EDGAR on December 14, 2001.

     (ii) Form of Selected Dealer Agreement as amended - incorporated herein by reference to Post-Effective Amendment No. 9 to Registration Statement #33-84186 filed via EDGAR on February 28, 2001. Letter Amendment -- incorporated herein by reference to Post-Effective Amendment No. 10 to Registration Statement #33-84186 filed via EDGAR on December 14, 2001.

     (iii)Charles Schwab Mutual Fund Marketplace Operating Agreement dated October 25, 1996, between Charles Schwab & Co., Inc. and the Fund Company -- incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement #33-84186 filed via EDGAR on February 27, 1998.

          (A) Order Placement Procedures Amendment to the Operating Agreement dated December 1, 1997, between Charles Schwab & Co., Inc., and the Fund Company -- incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement #33-84186 filed via EDGAR on February 27, 1998.

          (B) Retirement Plan Order Processing Amendment dated October 15, 1998, to the Operating Agreement dated October 25, 1996, among Charles Schwab & Co., Inc., the Charles Schwab Trust Company and the Fund Company -- incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement #33-84186 filed via EDGAR on April 16, 1999.

          (C) Amendment dated as of January 1, 1999, to Operating Agreement dated October 25, 1996, between Charles Schwab & Co., Inc. and the Fund Company -- incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement #33-84186 filed via EDGAR on April 16, 1999.

          (D) Amendment dated as of December 24, 1999, to Operating Agreement dated October 25, 1996, between Charles Schwab & Co., Inc. and the Fund Company -- incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement #33-84186 filed via EDGAR on February 29, 2000.

          (E) Amendment dated as of October 18, 1999, to Operating Agreement dated October 25, 1996, between Charles Schwab & Co., Inc. and the Fund Company -- incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement #33-84186 filed via EDGAR on February 28, 2000.

          (F) Amendment dated as of October 1, 2000, to Operating Agreement dated October 25, 1996, between Charles Schwab & Co., Inc. and the Fund Company -- incorporated herein by reference to Post-Effective Amendment No. 9 to Registration Statement #33-84186 filed via EDGAR on February 28, 2001.


          (G) Amendment dated as of February 27, 2004, to Operating Agreement dated October 25, 1996, between Charles Schwab & Co., Inc. and the Fund Company -- incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement #33-84186 filed via EDGAR on February 27, 2004.


(f)  Bonus or Profit Sharing Contracts - None.

(g) Custodian Agreements. Custody Agreement between Registrant and U.S. Bank, N.A. -- incorporated herein by reference to Post-Effective Amendment No. 9 to Registration Statement #33-84186 filed via EDGAR on February 28, 2001.

(h)  Other Material Contracts.

     (i) Mutual Fund Services Agreement dated July 1, 2000, between Registrant and Unified Fund Services, Inc. -- incorporated herein by reference to Post-Effective Amendment No. 10 to Registration Statement #33-84186 filed via EDGAR on December 14, 2001.


     (ii) Expense Limitation Letter Agreement between Registrant and Roulston & Company Inc. with regard to the Fairport Emerging Growth Fund, Fairport International Equity Fund, Fairport Growth Fund, and Fairport Growth and Income Fund - filed herewith.

     (iii)Expense Limitation Letter Agreement between Registrant and Roulston & Company Inc. with regard to the Fairport Government Securities Fund - filed herewith.


(i)  Legal Opinion.

     (i) Opinion of Thompson Hine LLP - incorporated herein by reference to Post- Effective Amendment No. 12 to Registration Statement #33-84186 filed via EDGAR on February 27, 2003.


     (ii) Consent of Thompson Hine LLP - incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement #33-84186 filed via EDGAR on February 27, 2004.

(j) Other Opinions. Consent of PricewaterhouseCoopers LLP - incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement #33-84186 filed via EDGAR on February 27, 2004.


(k)  Omitted Financial Statements - None.

(l)  Initial Capital Agreements - None.

(m)  Rule 12b-1 Plan.

     (i) Distribution and Shareholder Services Plan dated January 20, 1995, as amended September 7, 2001 -- incorporated herein by reference to Post-Effective Amendment No. 10 to Registration Statement #33-84186 filed via EDGAR on December 14, 2001.

     (ii) Form of Selected Dealer Agreement, as amended - see (e)(ii) above.

     (iii)Shareholder Service Agreement dated December 12, 1996, between Roulston Research Corp. and First Trust Corporation -- incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement #33-84186 filed via EDGAR on February 27, 1997. Letter
          Amendment - - incorporated herein by reference to Post-Effective Amendment No. 10 to Registration Statement #33-84186 filed via EDGAR on December 14, 2001. Second Amendment - incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement #33-84186 filed via EDGAR on February 27, 2003.

     (iv) Services Agreement dated September 22, 2000, between Goldman, Sachs & Co. and Roulston Research Corp. -- incorporated herein by reference to Post-Effective Amendment No. 9 to Registration Statement #33-84186 filed via EDGAR on February 28, 2001.

(n)  Rule 18f-3 Plan - None.

(o)  Reserved.

(p) Code of Ethics. Code of Ethics of Fairport Funds - incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement #33-84186 filed via EDGAR on February 27, 2003.

(q)  Powers of Attorney -

     (i) Powers of Attorney of the officers and trustees - incorporated herein by reference to Post-Effective Amendment No. 10 to Registration Statement #33-84186 filed via EDGAR on December 14, 2001.

     (ii) Power of Attorney of the Registrant (and Certificate with respect thereto) - incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement #33- 84186 filed via EDGAR on February 27, 2003.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

Item 25. INDEMNIFICATION

     Article VI, Section 6.4 of the Registrant's Declaration of Trust, filed as Exhibit (a) hereto, provides for the indemnification of Registrant's Trustees and officers. Indemnification of Registrant's principal underwriter, custodian, investment adviser, administrator, and transfer agent is provided for, respectively, in Section 1.11 of the Distribution Agreement filed as Exhibit
(e)(i) hereto, Article VIII of the Custody Agreement filed as Exhibit (g)(i) hereto, Section 5 of the Investment Advisory Agreement filed as Exhibit (d) hereto, and Section 8 of the Mutual Fund Services Agreement filed as Exhibit
(h)(i) hereto.

     The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) Roulston & Company ("Roulston"), 3636 Euclid Avenue, Suite 3000, Cleveland, Ohio 44115, adviser to Funds, is a registered investment adviser.

     (i) Roulston has engaged in no other business during the past two fiscal years.

     (ii) Information regarding any other business activities of a substantial nature engaged in during the past two fiscal years by the officers and directors of Roulston is set forth below.

        ---------------------------- --------------------------------------- ---------------------------------------
                   Name                      Position with Adviser                 Other Business Activities
        ---------------------------- --------------------------------------- ---------------------------------------
        ---------------------------- --------------------------------------- ---------------------------------------
        Scott D. Roulston            Director, President and CEO             Senior   Managing   Director,    Chief
                                                                             Executive  Officer  and  President  of
                                                                             Fairport   Asset   Management.   Chief
                                                                             Executive  Officer  and  President  of
                                                                             Roulston Research Corp.
        ---------------------------- --------------------------------------- ---------------------------------------
        ---------------------------- --------------------------------------- ---------------------------------------
        Kenneth J. Coleman           Director,   Executive  Vice  President  Senior Managing Director, Chief
                                     and Treasurer                           Operating Officer and Chief Financial
                                                                             Officer of Fairport Asset Management,
                                                                             LLC.

        ---------------------------- --------------------------------------- ---------------------------------------
        ---------------------------- --------------------------------------- ---------------------------------------
        Heather R. Ettinger          Director and Secretary                  Senior  Managing  Director,  Executive
                                                                             Vice   President   and   Director   of
                                                                             Fairport   Asset   Management,    LLC.
                                                                             Secretary for Roulston Research Corp.
        ---------------------------- --------------------------------------- ---------------------------------------

Item 27. PRINCIPAL UNDERWRITER

(a)  None.

(b) Information with respect to each director and officer of Roulston Research Corp. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (file no. 8-35861).

(c)  None.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

(a) Roulston & Company, Inc., 3636 Euclid Avenue, Suite 3000, Cleveland, Ohio 44115 (records relating to its functions as investment adviser).

(b) Roulston Research Corp., 3636 Euclid Avenue, Suite 3000, Cleveland, Ohio 44115 (records relating to its function as distributor).

(c) Unified Fund Services, Inc., 431 N. Pennsylvania Street, Indianapolis, Indiana 46204 (records relating to its functions as administrator, dividend and transfer agent, and fund accounting agent).

(d) U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 (records relating to its functions as custodian).

(e) Thompson Hine LLP, 312 Walnut Street, Suite 1400, Cincinnati, Ohio 45202 (records relating to Registrant's Declaration of Trust and By-Laws).


Item 29. MANAGEMENT SERVICES

         None.

Item 30. UNDERTAKINGS

         None.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 14 to its Registration Statement under the Securities Act of 1933 and Amendment No. 15 to its Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Indianapolis, State of Indiana on the 19th day of March, 2004.



                                            FAIRPORT FUNDS


                                            By:  /s/ Carol J. Highsmith
                                            _______________________________
                                                     Carol J. Highsmith
                                                     Attorney-in-fact

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



SIGNATURE                           TITLE

*Scott D. Roulston                  President (Principal
                                    Executive Officer)

*Kenneth J. Coleman                 Treasurer (Principal Financial Officer
                                    And Principal Accounting Officer)

*Thomas V. Chema                    Trustee

*David B. Gale                      Trustee

*Mark S. Biviano                    Trustee

*Carolyn D. Pizzuto                 Trustee


*By: /s/ Carol J. Highsmith
 _______________________________________         March 19, 2004
  Carol J. Highsmith, Attorney-In-Fact

                                  EXHIBIT INDEX



1. Expenses Limitation Letter Agreement with Roulston & Company Inc.
                                                                  EX-99.23.h.ii
2. Expense Limitation Letter Agreement with Roulston & Company Inc.
                                                                  EX-99.23.h.iii



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